Inventories	6 Months Ended
Jun. 30, 2020
Disclosure of Inventories [Abstract]
Inventories

9.      INVENTORIES

Inventories is as follows:

	June 30, 2020	December 31, 2019
Finished products	3,515,022	1,253,145
Raw materials and packaging	1,030,020	253,063
Promotional material	211,372	82,228
Work in progress	34,690	27,346
Provision for losses	(309,757)	(185,232)
	4,481,347	1,430,550

The changes in the provision for inventory losses is as follows:

Balance at December 31, 2018	(178,268)
Additions, net	(72,980)
Write-offs	60,743
Exchange Variation	2,139
Balance at June 30, 2019	(188,366)

Balance at December 31, 2019	(185,232)
Additions, net	(190,763)
Write-offs	166,520
Exchange Variation	(100,282)
Balance at June 30, 2020	(309,757)